LONG-TERM INVESTMENTS - Equity investments without readily determinable fair value (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Aug. 31, 2023	Mar. 31, 2021	Dec. 31, 2018	Dec. 31, 2015
LONG-TERM INVESTMENTS
Equity investments with readily determinable fair value	¥ 6,539	¥ 28,699
Legion Healthcare Partners LLC
LONG-TERM INVESTMENTS
Percentage of equity interest sold	5.8	5.83		5.8
Equity investments with readily determinable fair value	¥ 6,439	¥ 6,439
Impairment	¥ 0	¥ 0
Beijing He Xu elderly Care Service Co., LTD
LONG-TERM INVESTMENTS
Percentage of equity interest sold	4	4	4
Remaining ownership interest percentage	4.00%
Equity investments with readily determinable fair value	¥ 100	¥ 100
Impairment	¥ 0
Allcure Information
LONG-TERM INVESTMENTS
Percentage of equity interest sold	9.6	9.6			9.6	20
Equity investments with readily determinable fair value	¥ 0	¥ 22,160
Impairment		¥ 0